Note 4 - Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Liability, Fair Value, Gross Liability	$ 0	$ 0
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Liability, Fair Value, Gross Liability	0	0
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liability, Fair Value, Gross Liability	230,329	262,764
Series 2023 PIK Note Derivative Liability [Member]
Derivative Liability, Fair Value, Gross Liability	230,329	262,764	$ 478,149
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Liability, Fair Value, Gross Liability	0	0
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Liability, Fair Value, Gross Liability	0	0
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liability, Fair Value, Gross Liability	3,626,505	4,876,093
Series A PIK Note Derivative Liability [Member]
Derivative Liability, Fair Value, Gross Liability	$ 3,626,505	$ 4,876,093	$ 9,557,476